Financial instruments—Risk management and fair value (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Foreign Currency Risk Exposure	The following chart summarizes the Company’s foreign currency risk exposure (assets and liabilities denominated in foreign currency) as of December 31:

	2021	2020
Assets
Cash and cash equivalents	$10,848	$12,322
Accounts receivable, net	50,103	27,670
Other assets	17,811	18,942

Total assets	$78,762	$58,934
Liabilities
Accounts payable	35,948	20,142
Taxes payable	25,827	13,757
Other liabilities	12,239	11,387

Total liabilities	$74,014	$45,286

Net position	$4,748	$13,648

Movement in Allowance for Impairment for Short and Long-term Investments at Amortized Cost
The movement in the allowance for impairment for short and long-term investments at amortized cost for the year ended December 31 was as follows:

	2021	2020
Balance at beginning of year	$(1,217)	$(957)
(Additions)/Reversal	(95)	(260)

Balance at end of year	$(1,312)	$(1,217)

Summary of Credit Risk Exposure on Trade Receivables using Provision Matrix
Set out below is the information about the credit risk exposure on the Company’s trade receivables using a provision matrix as of December 31:

	2021
		Days past due
	Total	Current	<30	30-60	60-90	>90
Expected credit loss rate		0.0%	3.2%	3.4%	13.5%	51.2%
Gross carrying amount	$100,015	$77,995	$3,157	$4,080	$658	$14,125
Expected credit loss	$7,565	$9	$100	$139	$89	$7,228

	2020
		Days past due
	Total	Current	<30	30-60	60-90	>90
Expected credit loss rate		0.0%	0.1%	2.5%	3.7%	41.5%
Gross carrying amount	$72,172	$50,180	$3,554	$1,867	$1,228	$15,343
Expected credit loss	$6,483	$20	$3	$46	$46	$6,368

Summary of Financial Liabilities According to Maturity Date
The table below summarizes the Company’s financial liabilities according to their maturity date. The amounts in the table are the contractual undiscounted cash flows. Balances due within twelve months equal their carrying balances as the impact of discounting is not significant.
December 31, 2021

	Note	Carrying amount	Contractual cash flow	Less than twelve months	Between 1 and 4 years	More than 4 years
Non-derivative financial liabilities
Loans and borrowings	18	$1,425,633	$1,549,887	$228,272	$895,620	$425,995
Lease liabitity	14	178,651	217,526	89,413	123,434	4,679
Account payable	19	112,596	112,596	112,596	—	—
Account payable to related parties	19	7,948	7,948	7,948	—	—

		$1,724,828	$1,887,957	$438,229	$1,019,054	$430,674
December 31,
2020

	Note	Carrying amount	Contractual cash flow	Less than twelve months	Between 1 and 4 years	More than 4 years
Non-derivative financial liabilities
Loans and borrowings	18	$1,163,900	$1,287,203	$155,902	$834,145	$297,156
Lease liabitity	14	230,510	246,495	90,244	147,530	8,720
Account payable	19	63,461	63,461	63,461	—	—
Account payable to related parties	19	2,970	2,970	2,970	—	—

		$1,460,841	$1,600,129	$312,577	$981,675	$305,876

Summary of Carrying Amount and Fair Values of Financial Assets and Financial Liabilities
28.6    Fair value measurement
Set out below is a comparison, by class, of the carrying amounts and fair values of the Company’s financial instruments, other than those with carrying amounts that are reasonable approximations of fair values:

		Carrying amount		Fair Value
	Note	2021	2020	2021	2020
Financial assets
Long-term investments	9	199,670	119,617	199,082	120,938
Financial liabilities
Loans and borrowings	18	1,425,633	1,163,900	1,549,934	1,327,282

Summary of Company's financial instruments measured at fair value
The following chart summarizes the Company’s financial instruments measured at fair value, classified according to the valuation method:

	Fair value measurement as of reporting date
	2021	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Recurring fair value measurements
Assets
Investment fund	124,726	124,726	—	—

Total assets	$124,726	$124,726	$—	$—

Liabilities
Derivative financial instruments	268,338	—	268,338	—

Total liabilities	$268,338	$—	$268,338	$—

	Fair value measurement as of reporting date
	2020	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Non-recurring fair value measurements
Assets
Asset held for sale	135,542	—	135,542	—

Total assets	$135,542	$—	$135,542	$—

Recurring fair value measurements
Liabilities
Derivative financial instruments	245,560	—	245,560	—

Total liabilities	$245,560	$—	$245,560	$—

Summary of key Assumptions used to Determine the Fair Value of Assets Held For Sale
As of December 31, 2020, The Company approach and the key assumptions used to determine the fair value less costs of disposal of the assets held for sale were as follows:

	Unobservable input	Value assigned to key assumption	Approach to determining key assumption
Asset held for sale	Sales price	145,399	Average of purchase proposals received
	Cost of disposal	(9,857)	Estimated based on the Company’s experience with disposal of similar assets.

		135,542